Debt (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 04, 2012
Additional Debt (Textual) [Abstract]
Maturities of long-term debt 2015	$ 3,265,000
Maturities of long-term debt 2016	678,000
Maturities of long-term debt 2017	700,150,000
Maturities of long-term debt 2018	153,000
Maturities of long-term debt 2019	156,000
Interest expense on long-term debt	56,408,000	57,949,000	36,188,000
1.35% Senior notes due 2017 [Member]
Debt (Textual) [Abstract]
Issue of debt securities				700,000,000
Debt instrument interest rate (as a percentage)				1.35%
4.00% Senior notes due 2042 [Member]
Debt (Textual) [Abstract]
Issue of debt securities				$ 300,000,000
Debt instrument interest rate (as a percentage)				4.00%